SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total revenue		$ 97,850
Chengdu Wetouch Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Total revenue		10,483
Meishan Wetouch Electronics Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Total revenue		$ 87,367